CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Cumulative Effect, Period of Adoption, Adjustment	Total Stockholders’ Equity	Total Stockholders’ Equity Cumulative Effect, Period of Adoption, Adjustment	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Distributions in Excess of Accumulated Earnings	Distributions in Excess of Accumulated Earnings Cumulative Effect, Period of Adoption, Adjustment	Non-controlling Interests
Beginning Balance (in shares) at Dec. 31, 2017						0	91,002,766
Beginning balance at Dec. 31, 2017		$ 1,356,059		$ 1,347,554		$ 0	$ 910	$ 2,009,197	$ 2,473	$ (665,026)		$ 8,505
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]		Accounting Standards Update 2016-02
Common stock issued through distribution reinvestment plan (in shares)		1,700,000					1,720,633
Common stock issued through distribution reinvestment plan		$ 35,737		35,737			$ 17	35,720
Common stock repurchases (in shares)							(759,867)
Common stock repurchases		(14,202)		(14,202)			$ (8)	(14,194)				0
Share-based compensation, net (in shares)							0
Share-based compensation, net		1,244		1,244			$ 0	1,244
Distributions declared on common stock	[1]	(86,543)		(86,543)						(86,543)
Allocation for preferred stock		0
Distributions to non-controlling interest holders		(492)										(492)
Unrealized gain on designated derivative		2,109		2,109					2,109
Net loss		(52,978)		(52,762)						(52,762)		(216)
Ending Balance (in shares) at Dec. 31, 2018						0	91,963,532
Ending balance at Dec. 31, 2018		1,240,934	$ (87)	1,233,137	$ (87)	$ 0	$ 919	2,031,967	4,582	(804,331)	$ (87)	7,797
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock, net (in shares)						1,610,000
Issuance of Preferred Stock, net		$ 37,617		37,617		$ 16		37,601
Common stock issued through distribution reinvestment plan (in shares)		1,500,000					1,481,395
Common stock issued through distribution reinvestment plan		$ 27,210		27,210			$ 15	27,195
Common stock repurchases (in shares)							(1,103,263)
Common stock repurchases		(21,113)		(21,113)			$ (11)	(21,102)
Share-based compensation, net (in shares)							15,000
Share-based compensation, net		1,319		1,319				1,319
Distributions declared on common stock	[1]	(78,685)		(78,685)						(78,685)
Allocation for preferred stock		(173)		(173)						(173)
Distributions to non-controlling interest holders		(346)										(346)
Unrealized gain on designated derivative		(11,625)		(11,625)					(11,625)
Net loss		(88,307)		(87,914)						(87,914)		(393)
Rebalancing of ownership percentage				1,648				1,648				(1,648)
Ending Balance (in shares) at Dec. 31, 2019						1,610,000	92,356,664
Ending balance at Dec. 31, 2019		1,106,744		1,101,334		$ 16	$ 923	2,078,628	(7,043)	(971,190)		5,410
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Preferred Stock, net		$ (59)		(59)				(59)
Common stock issued through distribution reinvestment plan (in shares)		900,000					875,986
Common stock issued through distribution reinvestment plan		$ 14,604		14,604			$ 9	14,595
Common stock repurchases (in shares)							(705,101)
Common stock repurchases		(10,546)		(10,546)			$ (7)	(10,539)
Share-based compensation, net (in shares)							0
Share-based compensation, net		1,345		1,345				1,345
Distributions declared in common stock (in shares)	[1]						1,248,197
Distributions declared in common stock	[1]	0		0			$ 13	19,646		(19,659)
Distributions declared on common stock	[1]	(38,839)		(38,839)						(38,839)
Allocation for preferred stock		(2,968)		(2,968)						(2,968)
Distributions to non-controlling interest holders		(201)										(201)
Unrealized gain on designated derivative		(32,615)		(32,615)					(32,615)
Buyout of NCI		(583)		(88)						(88)		(495)
Net loss		(75,510)		(75,813)						(75,813)		303
Rebalancing of ownership percentage		0		630				645	(15)			(630)
Ending Balance (in shares) at Dec. 31, 2020						1,610,000	93,775,746
Ending balance at Dec. 31, 2020		$ 961,372		$ 956,985		$ 16	$ 938	$ 2,104,261	$ (39,673)	$ (1,108,557)		$ 4,387

[1]	Per share amounts retroactively adjusted for the effects of the Stock Dividends.